Employee Benefit Plans (Unfunded) - Schedule of Net Gratuity Cost Recognized in Income Statement (Details) - Net Gratuity Cost Recognized In Income Statement [Member] - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 15,629	$ 20,975	$ 50,152	$ 71,084
Interest cost	3,891	3,748	13,867	13,541
Amortization of net actuarial (gains)/loss	(1,657)	(5,250)	(5,008)	(15,859)
Net periodic benefit cost	$ 17,863	$ 19,473	$ 59,011	$ 68,766